Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2016
Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000915802
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 01, 2017
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2017
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
ALPS/Red Rocks Listed Private Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	fit_ProspectusSupplementTextBlock

FINANCIAL INVESTORS TRUST (THE “TRUST”)

ALPS/Red Rocks Listed Private Equity Fund
ALPS/WMC Research Value Fund
Clough China Fund
ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund
ALPS/Kotak India Growth Fund
ALPS/Alerian MLP Infrastructure Index Fund
ALPS/Metis Global Micro Cap Value Fund
RiverFront Global Growth Fund
RiverFront Global Allocation Fund
RiverFront Dynamic Equity Income Fund
RiverFront Moderate Growth & Income Fund
RiverFront Conservative Income Builder Fund

SUPPLEMENT DATED NOVEMBER 1, 2017 TO THE SUMMARY PROSPECTUSES
AND PROSPECTUS DATED FEBRUARY 28, 2017, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 1, 2017, Class A shares of the ALPS/Alerian MLP Infrastructure Index Fund, ALPS/CoreCommodity Management CompleteCommodities Strategy Fund, ALPS/Kotak India Growth Fund, ALPS/Metis Global Micro Cap Value Fund, ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Research Value Fund, Clough China Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, RiverFront Global Allocation Fund, RiverFront Global Growth Fund, and RiverFront Moderate Growth & Income Fund will be renamed Investor Class shares and such shares will be offered without an initial sales charge or a contingent deferred sales charge. Please note that the name of the existing Investor Class shares for the RiverFront Global Growth Fund, which share class is closed to new investors, will be renamed Investor Class II shares, effective December 1, 2017.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE.

ALPS/WMC Research Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	fit_ProspectusSupplementTextBlock

FINANCIAL INVESTORS TRUST (THE “TRUST”)

ALPS/Red Rocks Listed Private Equity Fund
ALPS/WMC Research Value Fund
Clough China Fund
ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund
ALPS/Kotak India Growth Fund
ALPS/Alerian MLP Infrastructure Index Fund
ALPS/Metis Global Micro Cap Value Fund
RiverFront Global Growth Fund
RiverFront Global Allocation Fund
RiverFront Dynamic Equity Income Fund
RiverFront Moderate Growth & Income Fund
RiverFront Conservative Income Builder Fund

SUPPLEMENT DATED NOVEMBER 1, 2017 TO THE SUMMARY PROSPECTUSES
AND PROSPECTUS DATED FEBRUARY 28, 2017, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 1, 2017, Class A shares of the ALPS/Alerian MLP Infrastructure Index Fund, ALPS/CoreCommodity Management CompleteCommodities Strategy Fund, ALPS/Kotak India Growth Fund, ALPS/Metis Global Micro Cap Value Fund, ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Research Value Fund, Clough China Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, RiverFront Global Allocation Fund, RiverFront Global Growth Fund, and RiverFront Moderate Growth & Income Fund will be renamed Investor Class shares and such shares will be offered without an initial sales charge or a contingent deferred sales charge. Please note that the name of the existing Investor Class shares for the RiverFront Global Growth Fund, which share class is closed to new investors, will be renamed Investor Class II shares, effective December 1, 2017.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE.

Clough China Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	fit_ProspectusSupplementTextBlock

FINANCIAL INVESTORS TRUST (THE “TRUST”)

ALPS/Red Rocks Listed Private Equity Fund
ALPS/WMC Research Value Fund
Clough China Fund
ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund
ALPS/Kotak India Growth Fund
ALPS/Alerian MLP Infrastructure Index Fund
ALPS/Metis Global Micro Cap Value Fund
RiverFront Global Growth Fund
RiverFront Global Allocation Fund
RiverFront Dynamic Equity Income Fund
RiverFront Moderate Growth & Income Fund
RiverFront Conservative Income Builder Fund

SUPPLEMENT DATED NOVEMBER 1, 2017 TO THE SUMMARY PROSPECTUSES
AND PROSPECTUS DATED FEBRUARY 28, 2017, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 1, 2017, Class A shares of the ALPS/Alerian MLP Infrastructure Index Fund, ALPS/CoreCommodity Management CompleteCommodities Strategy Fund, ALPS/Kotak India Growth Fund, ALPS/Metis Global Micro Cap Value Fund, ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Research Value Fund, Clough China Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, RiverFront Global Allocation Fund, RiverFront Global Growth Fund, and RiverFront Moderate Growth & Income Fund will be renamed Investor Class shares and such shares will be offered without an initial sales charge or a contingent deferred sales charge. Please note that the name of the existing Investor Class shares for the RiverFront Global Growth Fund, which share class is closed to new investors, will be renamed Investor Class II shares, effective December 1, 2017.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE.

ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	fit_ProspectusSupplementTextBlock

FINANCIAL INVESTORS TRUST (THE “TRUST”)

ALPS/Red Rocks Listed Private Equity Fund
ALPS/WMC Research Value Fund
Clough China Fund
ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund
ALPS/Kotak India Growth Fund
ALPS/Alerian MLP Infrastructure Index Fund
ALPS/Metis Global Micro Cap Value Fund
RiverFront Global Growth Fund
RiverFront Global Allocation Fund
RiverFront Dynamic Equity Income Fund
RiverFront Moderate Growth & Income Fund
RiverFront Conservative Income Builder Fund

SUPPLEMENT DATED NOVEMBER 1, 2017 TO THE SUMMARY PROSPECTUSES
AND PROSPECTUS DATED FEBRUARY 28, 2017, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 1, 2017, Class A shares of the ALPS/Alerian MLP Infrastructure Index Fund, ALPS/CoreCommodity Management CompleteCommodities Strategy Fund, ALPS/Kotak India Growth Fund, ALPS/Metis Global Micro Cap Value Fund, ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Research Value Fund, Clough China Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, RiverFront Global Allocation Fund, RiverFront Global Growth Fund, and RiverFront Moderate Growth & Income Fund will be renamed Investor Class shares and such shares will be offered without an initial sales charge or a contingent deferred sales charge. Please note that the name of the existing Investor Class shares for the RiverFront Global Growth Fund, which share class is closed to new investors, will be renamed Investor Class II shares, effective December 1, 2017.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE.

ALPS/Kotak India Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	fit_ProspectusSupplementTextBlock

FINANCIAL INVESTORS TRUST (THE “TRUST”)

ALPS/Red Rocks Listed Private Equity Fund
ALPS/WMC Research Value Fund
Clough China Fund
ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund
ALPS/Kotak India Growth Fund
ALPS/Alerian MLP Infrastructure Index Fund
ALPS/Metis Global Micro Cap Value Fund
RiverFront Global Growth Fund
RiverFront Global Allocation Fund
RiverFront Dynamic Equity Income Fund
RiverFront Moderate Growth & Income Fund
RiverFront Conservative Income Builder Fund

SUPPLEMENT DATED NOVEMBER 1, 2017 TO THE SUMMARY PROSPECTUSES
AND PROSPECTUS DATED FEBRUARY 28, 2017, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 1, 2017, Class A shares of the ALPS/Alerian MLP Infrastructure Index Fund, ALPS/CoreCommodity Management CompleteCommodities Strategy Fund, ALPS/Kotak India Growth Fund, ALPS/Metis Global Micro Cap Value Fund, ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Research Value Fund, Clough China Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, RiverFront Global Allocation Fund, RiverFront Global Growth Fund, and RiverFront Moderate Growth & Income Fund will be renamed Investor Class shares and such shares will be offered without an initial sales charge or a contingent deferred sales charge. Please note that the name of the existing Investor Class shares for the RiverFront Global Growth Fund, which share class is closed to new investors, will be renamed Investor Class II shares, effective December 1, 2017.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE.

ALPS/Alerian MLP Infrastructure Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	fit_ProspectusSupplementTextBlock

FINANCIAL INVESTORS TRUST (THE “TRUST”)

ALPS/Red Rocks Listed Private Equity Fund
ALPS/WMC Research Value Fund
Clough China Fund
ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund
ALPS/Kotak India Growth Fund
ALPS/Alerian MLP Infrastructure Index Fund
ALPS/Metis Global Micro Cap Value Fund
RiverFront Global Growth Fund
RiverFront Global Allocation Fund
RiverFront Dynamic Equity Income Fund
RiverFront Moderate Growth & Income Fund
RiverFront Conservative Income Builder Fund

SUPPLEMENT DATED NOVEMBER 1, 2017 TO THE SUMMARY PROSPECTUSES
AND PROSPECTUS DATED FEBRUARY 28, 2017, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 1, 2017, Class A shares of the ALPS/Alerian MLP Infrastructure Index Fund, ALPS/CoreCommodity Management CompleteCommodities Strategy Fund, ALPS/Kotak India Growth Fund, ALPS/Metis Global Micro Cap Value Fund, ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Research Value Fund, Clough China Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, RiverFront Global Allocation Fund, RiverFront Global Growth Fund, and RiverFront Moderate Growth & Income Fund will be renamed Investor Class shares and such shares will be offered without an initial sales charge or a contingent deferred sales charge. Please note that the name of the existing Investor Class shares for the RiverFront Global Growth Fund, which share class is closed to new investors, will be renamed Investor Class II shares, effective December 1, 2017.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE.

ALPS | Metis Global Micro Cap Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	fit_ProspectusSupplementTextBlock

FINANCIAL INVESTORS TRUST (THE “TRUST”)

ALPS/Red Rocks Listed Private Equity Fund
ALPS/WMC Research Value Fund
Clough China Fund
ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund
ALPS/Kotak India Growth Fund
ALPS/Alerian MLP Infrastructure Index Fund
ALPS/Metis Global Micro Cap Value Fund
RiverFront Global Growth Fund
RiverFront Global Allocation Fund
RiverFront Dynamic Equity Income Fund
RiverFront Moderate Growth & Income Fund
RiverFront Conservative Income Builder Fund

SUPPLEMENT DATED NOVEMBER 1, 2017 TO THE SUMMARY PROSPECTUSES
AND PROSPECTUS DATED FEBRUARY 28, 2017, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 1, 2017, Class A shares of the ALPS/Alerian MLP Infrastructure Index Fund, ALPS/CoreCommodity Management CompleteCommodities Strategy Fund, ALPS/Kotak India Growth Fund, ALPS/Metis Global Micro Cap Value Fund, ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Research Value Fund, Clough China Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, RiverFront Global Allocation Fund, RiverFront Global Growth Fund, and RiverFront Moderate Growth & Income Fund will be renamed Investor Class shares and such shares will be offered without an initial sales charge or a contingent deferred sales charge. Please note that the name of the existing Investor Class shares for the RiverFront Global Growth Fund, which share class is closed to new investors, will be renamed Investor Class II shares, effective December 1, 2017.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE.

RiverFront Global Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	fit_ProspectusSupplementTextBlock

FINANCIAL INVESTORS TRUST (THE “TRUST”)

ALPS/Red Rocks Listed Private Equity Fund
ALPS/WMC Research Value Fund
Clough China Fund
ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund
ALPS/Kotak India Growth Fund
ALPS/Alerian MLP Infrastructure Index Fund
ALPS/Metis Global Micro Cap Value Fund
RiverFront Global Growth Fund
RiverFront Global Allocation Fund
RiverFront Dynamic Equity Income Fund
RiverFront Moderate Growth & Income Fund
RiverFront Conservative Income Builder Fund

SUPPLEMENT DATED NOVEMBER 1, 2017 TO THE SUMMARY PROSPECTUSES
AND PROSPECTUS DATED FEBRUARY 28, 2017, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 1, 2017, Class A shares of the ALPS/Alerian MLP Infrastructure Index Fund, ALPS/CoreCommodity Management CompleteCommodities Strategy Fund, ALPS/Kotak India Growth Fund, ALPS/Metis Global Micro Cap Value Fund, ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Research Value Fund, Clough China Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, RiverFront Global Allocation Fund, RiverFront Global Growth Fund, and RiverFront Moderate Growth & Income Fund will be renamed Investor Class shares and such shares will be offered without an initial sales charge or a contingent deferred sales charge. Please note that the name of the existing Investor Class shares for the RiverFront Global Growth Fund, which share class is closed to new investors, will be renamed Investor Class II shares, effective December 1, 2017.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE.

RiverFront Global Allocation Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	fit_ProspectusSupplementTextBlock

FINANCIAL INVESTORS TRUST (THE “TRUST”)

ALPS/Red Rocks Listed Private Equity Fund
ALPS/WMC Research Value Fund
Clough China Fund
ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund
ALPS/Kotak India Growth Fund
ALPS/Alerian MLP Infrastructure Index Fund
ALPS/Metis Global Micro Cap Value Fund
RiverFront Global Growth Fund
RiverFront Global Allocation Fund
RiverFront Dynamic Equity Income Fund
RiverFront Moderate Growth & Income Fund
RiverFront Conservative Income Builder Fund

SUPPLEMENT DATED NOVEMBER 1, 2017 TO THE SUMMARY PROSPECTUSES
AND PROSPECTUS DATED FEBRUARY 28, 2017, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 1, 2017, Class A shares of the ALPS/Alerian MLP Infrastructure Index Fund, ALPS/CoreCommodity Management CompleteCommodities Strategy Fund, ALPS/Kotak India Growth Fund, ALPS/Metis Global Micro Cap Value Fund, ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Research Value Fund, Clough China Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, RiverFront Global Allocation Fund, RiverFront Global Growth Fund, and RiverFront Moderate Growth & Income Fund will be renamed Investor Class shares and such shares will be offered without an initial sales charge or a contingent deferred sales charge. Please note that the name of the existing Investor Class shares for the RiverFront Global Growth Fund, which share class is closed to new investors, will be renamed Investor Class II shares, effective December 1, 2017.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE.

RiverFront Dynamic Equity Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	fit_ProspectusSupplementTextBlock

FINANCIAL INVESTORS TRUST (THE “TRUST”)

ALPS/Red Rocks Listed Private Equity Fund
ALPS/WMC Research Value Fund
Clough China Fund
ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund
ALPS/Kotak India Growth Fund
ALPS/Alerian MLP Infrastructure Index Fund
ALPS/Metis Global Micro Cap Value Fund
RiverFront Global Growth Fund
RiverFront Global Allocation Fund
RiverFront Dynamic Equity Income Fund
RiverFront Moderate Growth & Income Fund
RiverFront Conservative Income Builder Fund

SUPPLEMENT DATED NOVEMBER 1, 2017 TO THE SUMMARY PROSPECTUSES
AND PROSPECTUS DATED FEBRUARY 28, 2017, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 1, 2017, Class A shares of the ALPS/Alerian MLP Infrastructure Index Fund, ALPS/CoreCommodity Management CompleteCommodities Strategy Fund, ALPS/Kotak India Growth Fund, ALPS/Metis Global Micro Cap Value Fund, ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Research Value Fund, Clough China Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, RiverFront Global Allocation Fund, RiverFront Global Growth Fund, and RiverFront Moderate Growth & Income Fund will be renamed Investor Class shares and such shares will be offered without an initial sales charge or a contingent deferred sales charge. Please note that the name of the existing Investor Class shares for the RiverFront Global Growth Fund, which share class is closed to new investors, will be renamed Investor Class II shares, effective December 1, 2017.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE.

RiverFront Moderate Growth & Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	fit_ProspectusSupplementTextBlock

FINANCIAL INVESTORS TRUST (THE “TRUST”)

ALPS/Red Rocks Listed Private Equity Fund
ALPS/WMC Research Value Fund
Clough China Fund
ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund
ALPS/Kotak India Growth Fund
ALPS/Alerian MLP Infrastructure Index Fund
ALPS/Metis Global Micro Cap Value Fund
RiverFront Global Growth Fund
RiverFront Global Allocation Fund
RiverFront Dynamic Equity Income Fund
RiverFront Moderate Growth & Income Fund
RiverFront Conservative Income Builder Fund

SUPPLEMENT DATED NOVEMBER 1, 2017 TO THE SUMMARY PROSPECTUSES
AND PROSPECTUS DATED FEBRUARY 28, 2017, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 1, 2017, Class A shares of the ALPS/Alerian MLP Infrastructure Index Fund, ALPS/CoreCommodity Management CompleteCommodities Strategy Fund, ALPS/Kotak India Growth Fund, ALPS/Metis Global Micro Cap Value Fund, ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Research Value Fund, Clough China Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, RiverFront Global Allocation Fund, RiverFront Global Growth Fund, and RiverFront Moderate Growth & Income Fund will be renamed Investor Class shares and such shares will be offered without an initial sales charge or a contingent deferred sales charge. Please note that the name of the existing Investor Class shares for the RiverFront Global Growth Fund, which share class is closed to new investors, will be renamed Investor Class II shares, effective December 1, 2017.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE.

RiverFront Conservative Income Builder Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	fit_ProspectusSupplementTextBlock

FINANCIAL INVESTORS TRUST (THE “TRUST”)

ALPS/Red Rocks Listed Private Equity Fund
ALPS/WMC Research Value Fund
Clough China Fund
ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund
ALPS/Kotak India Growth Fund
ALPS/Alerian MLP Infrastructure Index Fund
ALPS/Metis Global Micro Cap Value Fund
RiverFront Global Growth Fund
RiverFront Global Allocation Fund
RiverFront Dynamic Equity Income Fund
RiverFront Moderate Growth & Income Fund
RiverFront Conservative Income Builder Fund

SUPPLEMENT DATED NOVEMBER 1, 2017 TO THE SUMMARY PROSPECTUSES
AND PROSPECTUS DATED FEBRUARY 28, 2017, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 1, 2017, Class A shares of the ALPS/Alerian MLP Infrastructure Index Fund, ALPS/CoreCommodity Management CompleteCommodities Strategy Fund, ALPS/Kotak India Growth Fund, ALPS/Metis Global Micro Cap Value Fund, ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Research Value Fund, Clough China Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, RiverFront Global Allocation Fund, RiverFront Global Growth Fund, and RiverFront Moderate Growth & Income Fund will be renamed Investor Class shares and such shares will be offered without an initial sales charge or a contingent deferred sales charge. Please note that the name of the existing Investor Class shares for the RiverFront Global Growth Fund, which share class is closed to new investors, will be renamed Investor Class II shares, effective December 1, 2017.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE.